SUPPLEMENT DATED OCTOBER 5, 2026
TO

PROSPECTUS AND UPDATING SUMMARY PROSPECTUS EACH DATED JUNE 30, 2026
FOR PRIME VARIABLE UNIVERAL LIFE INSURANCE

ISSUED BY DELAWARE LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I

Effective October 1, 2026, Appendix A is updated as follows:

The Current Expenses number for PIMCO Global Managed Asset Allocation Portfolio Administrative Class is 0.86%.

THE POLICY REFERENCED IN THIS SUPPLEMENT IS NO LONGER FOR SALE

PLEASE RETAIN THIS SUPPLEMENT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE